Changes in the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accretable yield
Beginning Balance	$ 1,470,259	$ 1,331,108
Accretion	(280,596)	(352,401)
Change In Expected Cash Flows	262,006	491,552
Ending Balance	1,451,669	1,470,259
Carrying amount of loans
Beginning Balance	4,036,471	4,539,928
Accretion	280,596	352,401
Collections	(825,308)	(855,858)
Ending Balance	3,491,759	4,036,471
Less: Allowance for loan losses	(95,407)	83,477
Carrying amount, net of allowance	3,396,352	3,952,994
Performing Financing Receivable Member
Accretable yield
Beginning Balance	1,428,764	1,307,927
Accretion	(258,901)	(271,760)
Change In Expected Cash Flows	276,518	392,597
Ending Balance	1,446,381	1,428,764
Carrying amount of loans
Beginning Balance	3,446,451	3,894,379
Accretion	258,901	271,760
Collections	(653,388)	(719,688)
Ending Balance	3,051,964	3,446,451
Less: Allowance for loan losses	(48,365)	62,951
Carrying amount, net of allowance	3,003,599	3,383,500
Nonperforming Financing Receivable Member
Accretable yield
Beginning Balance	41,495	23,181
Accretion	(21,695)	(80,641)
Change In Expected Cash Flows	(14,512)	98,955
Ending Balance	5,288	41,495
Carrying amount of loans
Beginning Balance	590,020	645,549
Accretion	21,695	80,641
Collections	(171,920)	(136,170)
Ending Balance	439,795	590,020
Less: Allowance for loan losses	(47,042)	20,526
Carrying amount, net of allowance	$ 392,753	$ 569,494